UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
________

FORM N-Q
________

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09221

The Community Reinvestment Act Qualified Investment Fund
(Exact name of registrant as specified in charter)
________

2500 Weston Road
Suite 101
Weston, Florida 33331
 (Address of principal executive offices)

Michael P. Malloy, Esquire
Drinker Biddle & Reath LLP
One Logan Square, Ste. 2000
Philadelphia, PA 19103
 (Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-272-1977

Date of fiscal year end: May 31, 2012

Date of reporting period: February 29, 2012

Item 1.	Schedule of Investments.

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments February 29, 2012

	Principal
	Amount	Value
CORPORATE BONDS - 0.57%
Salvation Army
5.44%, 09/01/2015	$370,000	$414,278
5.50%, 09/01/2018	1,375,000	1,581,937
5.64%, 09/01/2026	4,400,000	4,866,752
TOTAL CORPORATE BONDS (Cost $6,129,001)		6,862,967

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 82.23%
FGLMC Single Family - 3.81%
Pool TBA, 3.50%, 03/01/2041	1,418,400	1,462,503
Pool Q04534, 3.50%, 11/01/2041	1,874,637	1,935,437
Pool Q04872, 3.50%, 11/01/2041	1,040,124	1,073,859
Pool Q05170, 3.50%, 12/01/2041	1,106,529	1,142,417
Pool Q05365, 3.50%, 01/01/2042	1,245,790	1,286,194
Pool Q06110, 3.50%, 02/01/2042	1,737,580	1,793,935
Pool Q06269, 3.50%, 02/01/2042	1,745,300	1,801,905
Pool Q06527, 3.50%, 03/01/2042	1,958,800	2,022,330
Pool A95574, 4.00%, 12/01/2040	938,082	990,702
Pool A97097, 4.00%, 02/01/2041	1,199,454	1,260,364
Pool A97712, 4.00%, 03/01/2041	811,331	859,301
Pool Q03658, 4.00%, 10/01/2041	1,271,439	1,336,402
Pool Q04226, 4.00%, 10/01/2041	1,331,979	1,400,035
Pool A91363, 4.50%, 03/01/2040	1,177,337	1,251,525
Pool A91756, 4.50%, 03/01/2040	848,909	909,299
Pool A92905, 4.50%, 06/01/2040	717,635	768,686
Pool A93467, 4.50%, 08/01/2040	514,019	548,417
Pool Q01597, 4.50%, 05/01/2041	1,080,425	1,148,506
Pool Q02377, 4.50%, 07/01/2041	802,138	864,214
Pool A68734, 5.00%, 07/01/2037	251,610	272,879
Pool A78734, 5.00%, 06/01/2038	910,971	982,283
Pool A91364, 5.00%, 03/01/2040	1,124,581	1,221,541
Pool A91757, 5.00%, 04/01/2040	970,239	1,045,584
Pool A92906, 5.00%, 07/01/2040	965,340	1,053,729
Pool A56707, 5.50%, 01/01/2037	325,563	353,657
Pool A58653, 5.50%, 03/01/2037	985,279	1,074,922
Pool A60749, 5.50%, 05/01/2037	298,601	324,881
Pool A68746, 5.50%, 10/01/2037	773,942	840,729
Pool A69361, 5.50%, 11/01/2037	301,475	330,317
Pool A76444, 5.50%, 04/01/2038	802,416	879,183
Pool A76192, 5.50%, 04/01/2038	598,768	653,246
Pool A78742, 5.50%, 06/01/2038	3,652,565	3,966,621
Pool A83074, 5.50%, 11/01/2038	460,912	505,007
Pool A84142, 5.50%, 01/01/2039	421,700	458,770
Pool G06072, 6.00%, 06/01/2038	3,677,834	4,052,021
Pool G06073, 6.50%, 10/01/2037	3,500,201	3,966,869
		45,838,270

FHA Project Loan - 1.26%
023-98141, 6.00%, 03/01/2047 (a)	3,132,611	3,155,479
Pool St. Michael, 6.20%, 09/01/2050 (a)	5,887,962	5,934,860
FHA Ridge, 6.45%, 01/01/2036 (a)	279,935	282,619
Pool Canton, 6.49%, 06/01/2046 (a)	4,773,742	4,930,287
034-35271, 6.95%, 11/01/2025 (a)	352,105	357,872
034-35272, 6.95%, 11/01/2025 (a)	348,975	354,690
Reilly 130, 7.43%, 08/25/2021 (a)	173,527	172,949
		15,188,756

FNMA Multi Family - 25.13%
Pool 469177, 0.70%, 09/01/2018 (b)	6,912,661	6,913,810
Pool 469489, 0.99%, 11/01/2018 (b)	1,991,804	1,996,582
Pool 470149, 2.42%, 02/01/2019	5,000,000	5,123,337
Pool 469632, 2.56%, 12/01/2018	3,890,199	4,021,964
Pool 469239, 2.69%, 10/01/2018	11,936,611	12,427,180
Pool 466487, 2.77%, 11/01/2017	12,716,019	13,320,230
Pool 468194, 2.80%, 06/01/2016	7,911,169	8,416,819
Pool 466009, 2.84%, 09/01/2017	12,887,562	13,546,173
Pool 470164, 3.05%, 01/01/2022	8,289,929	8,598,987
Pool 470211, 3.06%, 12/01/2021	7,444,994	7,735,088
Pool TBA, 3.06%, 04/01/2022 (a)	1,500,000	1,557,891
Pool TBA, 3.08%, 03/01/2032 (a)	575,000	597,672

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments February 29, 2012

	Principal
	Amount	Value
Pool TBA, 3.10%, 04/01/2022 (a)	$1,760,000	$1,816,744
Pool TBA, 3.12%, 04/01/2022 (a)	3,500,000	3,584,219
Pool 470035, 3.36%, 01/01/2022	3,346,339	3,525,725
Pool 470257, 3.38%, 01/01/2022	1,006,938	1,067,521
Pool 469760, 3.42%, 12/01/2021	5,000,000	5,298,851
Pool 469683, 3.54%, 11/01/2021	5,979,160	6,414,172
Pool 469176, 3.62%, 09/01/2021	1,990,916	2,144,942
Pool 465006, 3.67%, 05/01/2016	1,200,000	1,237,843
Pool 465007, 3.67%, 05/01/2016	5,450,000	5,621,869
Pool 469514, 3.67%, 11/01/2021	1,898,107	2,048,607
Pool 466856, 3.74%, 12/01/2020	2,500,000	2,712,797
Pool 466544, 3.79%, 11/01/2020	1,032,811	1,124,290
Pool 469075, 3.82%, 09/01/2021	745,457	824,894
Pool 469548, 3.90%, 11/01/2021	1,757,747	1,921,493
Pool 468980, 3.95%, 09/01/2021	795,648	873,046
Pool 468648, 4.00%, 07/01/2021	11,516,332	12,174,261
Pool 467985, 4.08%, 05/01/2018	1,884,164	2,083,922
Pool 465585, 4.10%, 07/01/2020	1,667,169	1,845,373
Pool 466934, 4.10%, 01/01/2021	1,188,851	1,316,424
Pool 468317, 4.10%, 06/01/2021	5,885,935	6,512,253
Pool 468410, 4.13%, 06/01/2021	372,117	412,791
Pool 470044, 4.15%, 01/01/2027	2,902,284	3,170,708
Pool 466913, 4.18%, 06/01/2020	992,209	1,103,518
Pool 470020, 4.20%, 01/01/2030	249,834	264,563
Pool 465435, 4.22%, 07/01/2020	1,486,849	1,656,755
Pool 467899, 4.23%, 04/01/2021	1,754,205	1,956,299
Pool 467226, 4.24%, 04/01/2021	1,558,634	1,740,308
Pool 469502, 4.28%, 11/01/2029	1,241,406	1,333,214
Pool 469501, 4.28%, 11/01/2029	1,395,959	1,499,196
Pool 464907, 4.33%, 04/01/2020	4,098,040	4,585,694
Pool 467460, 4.33%, 04/01/2021	4,948,209	5,553,237
Pool 463712, 4.36%, 11/01/2019	2,454,449	2,748,803
Pool 464304, 4.36%, 01/01/2020	5,052,749	5,662,280
Pool 463873, 4.38%, 11/01/2019	449,788	503,336
Pool 464855, 4.38%, 04/01/2020	1,869,059	2,096,930
Pool 464772, 4.41%, 03/01/2020	2,887,980	3,246,284
Pool 463538, 4.42%, 09/01/2019	1,513,008	1,696,032
Pool 464223, 4.44%, 01/01/2020	795,124	894,459
Pool 464947, 4.44%, 04/01/2020	1,467,187	1,650,679
Pool 467315, 4.46%, 02/01/2021	9,879,101	11,161,401
Pool 464994, 4.51%, 05/01/2020	785,458	888,518
Pool 468947, 4.52%, 09/01/2026	2,936,029	3,232,663
Pool 467732, 4.57%, 04/01/2021	1,782,930	1,984,306
Pool 464725, 4.60%, 03/01/2020	640,693	725,510
Pool 465256, 4.65%, 06/01/2020	2,084,585	2,366,889
Pool 469625, 4.68%, 11/01/2041	2,543,197	2,805,789
Pool 464133, 4.85%, 01/01/2025	3,614,952	4,020,482
Pool 387659, 4.88%, 12/01/2015	873,622	960,294
Pool 387273, 4.89%, 02/01/2015	889,969	960,794
Pool 387560, 4.98%, 09/01/2015	450,992	492,722
Pool 387517, 5.02%, 08/01/2020	678,091	764,766
Pool 386980, 5.04%, 06/01/2014	1,149,505	1,224,451
Pool 463944, 5.06%, 12/01/2024	2,115,523	2,372,465
Pool 873236, 5.09%, 02/01/2016	547,473	603,478
Pool 466907, 5.13%, 03/01/2026	420,409	480,831
Pool 386104, 5.19%, 04/01/2021	213,187	234,377
Pool 387215, 5.19%, 01/01/2023	481,225	551,899
Pool 465394, 5.20%, 03/01/2026	565,769	661,180
Pool 385993, 5.23%, 04/01/2021	3,928,580	4,466,395
Pool 958128, 5.25%, 01/01/2019	506,478	581,464
Pool 463895, 5.25%, 10/01/2025	3,356,385	3,865,665
Pool 387349, 5.31%, 04/01/2020	1,376,319	1,574,049
Pool 958081, 5.36%, 01/01/2019	3,137,634	3,585,738
Pool 873470, 5.42%, 03/01/2016	1,605,479	1,778,467
Pool 464523, 5.51%, 07/01/2024	1,487,007	1,682,613
Pool 874487, 5.52%, 05/01/2025	542,470	627,655
Pool 463144, 5.54%, 08/01/2024	1,537,517	1,699,394
Pool 873550, 5.55%, 04/01/2024	247,113	276,478
Pool 463000, 5.58%, 08/01/2021	1,317,619	1,518,551
Pool 467505, 5.66%, 03/01/2023	863,780	1,002,620

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments February 29, 2012

	Principal
	Amount	Value
Pool 873863, 5.69%, 05/01/2016	$1,401,160	$1,477,875
Pool 463507, 5.76%, 03/01/2027	3,576,756	4,145,725
Pool 464296, 5.86%, 01/01/2028	2,353,534	2,594,311
Pool 873731, 5.88%, 07/01/2023	1,311,007	1,537,172
Pool 465990, 5.94%, 07/01/2027	491,891	585,457
Pool 387005, 5.95%, 06/01/2022	380,266	424,837
Pool 873949, 5.95%, 09/01/2024	1,359,588	1,431,700
Pool 463657, 5.96%, 10/01/2027	1,183,619	1,359,392
Pool 463839, 5.96%, 11/01/2027	700,259	804,549
Pool 873706, 6.04%, 06/01/2016	317,116	316,931
Pool 958256, 6.09%, 12/01/2033	1,621,521	1,833,260
Pool 873679, 6.10%, 06/01/2024	826,868	970,466
Pool 467914, 6.10%, 04/01/2041	545,916	671,229
Pool 463997, 6.12%, 12/01/2027	996,970	1,151,733
Pool 958614, 6.22%, 04/01/2027	387,528	465,506
Pool 464836, 6.23%, 03/01/2028	2,634,057	3,043,606
Pool 465259, 6.29%, 04/01/2028	1,327,118	1,650,516
Pool 385229, 6.33%, 09/01/2017	1,171,662	1,324,548
Pool 465260, 6.33%, 06/01/2028	1,627,009	2,020,944
Pool 464254, 6.34%, 11/01/2027	2,605,273	2,984,040
Pool 464969, 6.34%, 04/01/2028	5,175,675	5,628,361
Pool 464890, 6.37%, 04/01/2028	1,509,343	1,749,260
Pool 874736, 6.43%, 10/01/2025	475,610	542,341
Pool 464632, 6.50%, 02/01/2028	509,850	540,322
Pool 465588, 6.55%, 07/01/2028	615,763	772,405
Pool 466756, 6.59%, 12/01/2028	1,870,096	2,285,248
Pool 464473, 6.60%, 02/01/2040	1,114,291	1,386,664
Pool 464573, 6.72%, 02/01/2040	2,773,740	3,231,770
Pool 466595, 6.78%, 11/01/2025	4,754,541	5,680,395
		301,942,532

FNMA Single Family - 16.85%
Pool TBA, 3.50%, 03/01/2040	5,161,387	5,333,971
Pool AJ7661, 3.50%, 12/01/2041	2,133,080	2,209,262
Pool AK2387, 3.50%, 02/01/2042	1,545,759	1,599,516
Pool AA3490, 4.00%, 03/01/2039	290,704	306,271
Pool AA8598, 4.00%, 07/01/2039	213,448	226,912
Pool AC1837, 4.00%, 08/01/2039	551,565	584,117
Pool AC6309, 4.00%, 12/01/2039	754,328	794,722
Pool AE5434, 4.00%, 10/01/2040	2,381,512	2,509,040
Pool AE7634, 4.00%, 11/01/2040	1,124,804	1,185,036
Pool AE7705, 4.00%, 11/01/2040	1,395,933	1,470,684
Pool AE8205, 4.00%, 11/01/2040	1,314,768	1,385,173
Pool AE8779, 4.00%, 12/01/2040	1,191,300	1,255,093
Pool AE9905, 4.00%, 10/01/2040	892,975	940,793
Pool AH0540, 4.00%, 12/01/2040	729,693	768,767
Pool AH0915, 4.00%, 12/01/2040	1,391,269	1,465,771
Pool AH2978, 4.00%, 01/01/2041	1,402,263	1,477,353
Pool AH2979, 4.00%, 01/01/2041	437,135	464,710
Pool AH5274, 4.00%, 01/01/2041	1,560,927	1,644,513
Pool AH5643, 4.00%, 01/01/2041	1,758,538	1,862,323
Pool AH5665, 4.00%, 02/01/2041	1,549,893	1,641,364
Pool AH5670, 4.00%, 02/01/2041	2,947,615	3,106,379
Pool AH5671, 4.00%, 02/01/2041	1,770,857	1,866,238
Pool AH5672, 4.00%, 02/01/2041	1,508,434	1,589,680
Pool AH6770, 4.00%, 03/01/2041	1,587,674	1,673,189
Pool AH7282, 4.00%, 03/01/2041	988,857	1,042,118
Pool AH8877, 4.00%, 04/01/2041	980,197	1,042,028
Pool AI0124, 4.00%, 04/01/2041	1,375,160	1,449,228
Pool AI9871, 4.00%, 09/01/2041	3,320,414	3,499,257
Pool AJ3460, 4.00%, 09/01/2041	1,175,622	1,238,943
Pool AJ4024, 4.00%, 10/01/2041	4,315,431	4,547,867
Pool AJ5285, 4.00%, 11/01/2041	4,966,060	5,233,540
Pool AJ7662, 4.00%, 12/01/2041	2,239,168	2,359,773
Pool 890226, 4.50%, 08/01/2040	20,250,545	21,598,824
Pool AC4095, 4.50%, 09/01/2039	45,581	48,952
Pool AD8493, 4.50%, 08/01/2040	1,896,445	2,036,688
Pool AE2970, 4.50%, 08/01/2040	374,232	399,100
Pool AE3014, 4.50%, 09/01/2040	1,100,301	1,173,417
Pool AE7635, 4.50%, 10/01/2040	898,553	958,263
Pool AH5666, 4.50%, 01/01/2041	670,935	720,552

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments February 29, 2012

	Principal
	Amount	Value
Pool AH5644, 4.50%, 02/01/2041	$708,111	$760,476
Pool AH6769, 4.50%, 03/01/2041	5,401,602	5,760,543
Pool AH7512, 4.50%, 03/01/2041	1,426,238	1,531,710
Pool AH8880, 4.50%, 04/01/2041	1,756,644	1,897,529
Pool AI0125, 4.50%, 04/01/2041	2,741,597	2,923,779
Pool AI2268, 4.50%, 04/01/2041	2,042,477	2,178,201
Pool AH8881, 4.50%, 04/01/2041	2,632,139	2,826,788
Pool AI3491, 4.50%, 06/01/2041	4,899,642	5,225,228
Pool AI5362, 4.50%, 06/01/2041	3,814,512	4,067,990
Pool AI6148, 4.50%, 07/01/2041	1,817,026	1,937,769
Pool AI6155, 4.50%, 07/01/2041	3,226,199	3,440,583
Pool AI8446, 4.50%, 07/01/2041	1,460,669	1,557,732
Pool AI8167, 4.50%, 08/01/2041	3,105,952	3,312,346
Pool AI8166, 4.50%, 08/01/2041	2,838,325	3,026,934
Pool AI9872, 4.50%, 09/01/2041	2,605,895	2,779,059
Pool AJ4025, 4.50%, 10/01/2041	1,507,277	1,607,437
Pool 890230, 5.00%, 07/01/2040	23,964,729	25,888,112
Pool AD8500, 5.00%, 08/01/2040	2,422,319	2,617,294
Pool AH6772, 5.00%, 03/01/2041	522,524	568,094
Pool AH8879, 5.00%, 04/01/2041	1,757,058	1,914,409
Pool AI3492, 5.00%, 06/01/2041	1,663,206	1,800,717
Pool AI6154, 5.00%, 07/01/2041	1,355,208	1,476,572
Pool 890246, 5.50%, 11/01/2038	12,875,365	14,075,149
Pool 890247, 6.00%, 09/01/2038	20,322,856	22,450,064
Pool 886136, 6.50%, 07/01/2036	208,660	236,949
Pool 900106, 6.50%, 08/01/2036	288,576	328,081
Pool 900649, 6.50%, 09/01/2036	451,425	511,108
Pool 901391, 6.50%, 09/01/2036	315,104	356,764
Pool 947771, 6.50%, 09/01/2037	652,480	732,219
		202,499,063

GNMA Multi Family - 19.09%
2012-27 A, 1.61%, 07/16/2039	1,450,000	1,446,666
2010-140 A, 1.74%, 02/16/2031	5,149,497	5,212,367
2010-102 AB, 1.85%, 07/16/2032	2,710,210	2,734,304
2009-115 AC, 2.02%, 09/16/2027	4,169,047	4,197,163
2010-83 A, 2.02%, 10/16/2050	1,246,925	1,256,833
2011-10 AB, 2.11%, 02/16/2029	1,719,590	1,744,371
2012-2 AB, 2.11%, 03/16/2037	8,583,623	8,709,312
2011-58 A, 2.19%, 10/16/2033	1,267,660	1,292,001
2011-16 A, 2.21%, 11/16/2034	682,134	695,146
2011-31 A, 2.21%, 12/16/2035	7,381,283	7,525,853
2010-97 A, 2.32%, 01/16/2032	1,430,140	1,458,059
2010-100 A, 2.35%, 06/16/2050	427,215	432,577
2011-42 AC, 2.41%, 05/16/2030	1,630,205	1,666,379
2011-109 A, 2.45%, 07/16/2032	5,509,393	5,642,186
2011-49 A, 2.45%, 07/16/2038	127,770	131,086
2011-78 AB, 2.45%, 02/16/2039	10,235,936	10,508,734
2011-161 B, 2.53%, 07/16/2038	4,950,000	5,017,627
2011-64 AD, 2.70%, 11/16/2038	1,231,145	1,270,149
2010-156 AC, 2.76%, 03/16/2039	6,200,000	6,444,181
Pool TBA, 2.79%, 04/01/2052 (a)	3,103,500	3,190,255
2011-6 AC, 2.85%, 12/16/2037	6,500,000	6,814,502
2010-71 AC, 2.99%, 03/16/2039	274,089	283,839
2011-27 B, 3.00%, 09/16/2034	3,645,000	3,853,749
2011-86 B, 3.00%, 02/16/2041	6,250,000	6,499,888
2011-143 A, 3.00%, 07/16/2043	8,155,075	8,547,595
Pool TBA, 3.00%, 04/01/2047 (a)	1,750,000	1,823,714
2007-77 A, 3.18%, 02/16/2026	21,329	21,343
2012-9 A, 3.22%, 05/16/2039	1,497,447	1,572,499
2011-109 AC, 3.25%, 04/16/2043	500,000	526,809
2010-36 AC, 3.36%, 09/16/2036	400,000	420,659
2009-19 AD, 3.39%, 11/16/2040	869,352	903,466
2009-63 A, 3.40%, 01/16/2038	2,534,845	2,646,062
2009-49 A, 3.44%, 06/16/2034	2,900,102	3,034,313
2010-72 B, 3.46%, 05/16/2036	375,000	398,113
2009-105 A, 3.46%, 12/16/2050	1,933,685	2,014,513
2009-60 A, 3.47%, 03/16/2035	3,148,298	3,300,297
2011-164 AB, 3.50%, 04/16/2046 (b)	1,000,000	1,060,854
2009-86 A, 3.54%, 09/16/2035	6,483,431	6,799,316
Pool 773174, 3.63%, 03/15/2047	1,429,800	1,505,361

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments February 29, 2012

	Principal
	Amount	Value
Pool 727108, 3.64%, 02/15/2047	$1,395,000	$1,469,016
2009-90 AE, 3.70%, 03/16/2037	1,217,063	1,304,010
Pool 727996, 3.75%, 01/15/2046	2,954,518	3,116,637
Pool 727998, 3.75%, 01/15/2046	5,241,805	5,529,430
2009-4 A, 3.81%, 11/16/2037	2,080,215	2,169,146
Pool 749013, 3.88%, 10/15/2049	2,153,000	2,297,575
2007-55 A, 3.91%, 08/16/2027	657,256	660,400
Pool 776887, 3.95%, 12/15/2041	1,993,877	2,129,892
Pool TBA, 4.00%, 03/01/2042 (a)	416,500	451,684
Pool 768249, 4.01%, 08/15/2052	2,587,500	2,596,300
2008-92 B, 4.04%, 05/16/2030	500,000	518,937
2010-123 C, 4.15%, 08/16/2051 (b)	250,000	270,535
2006-51 A, 4.25%, 10/16/2030	1,055,913	1,064,353
Pool 749575, 4.25%, 11/15/2046	6,964,332	7,585,044
2007-34 A, 4.27%, 11/16/2026	1,619,789	1,649,172
2008-80 B, 4.28%, 03/16/2033	1,722,845	1,748,024
2009-119 B, 4.29%, 02/16/2041	2,500,000	2,769,575
2009-3 B, 4.30%, 10/16/2037	750,000	830,381
2008-8 B, 4.38%, 03/16/2029 (b)	1,000,000	1,031,644
2008-22 B, 4.50%, 12/16/2038	1,000,000	1,052,358
Pool 793897, 4.50%, 02/15/2042	306,000	335,897
2008-28 B, 4.59%, 08/16/2034	1,588,000	1,656,749
Pool 749166, 4.64%, 04/15/2052	2,475,000	2,795,274
2005-34 B, 4.74%, 04/16/2029 (b)	56,426	56,454
2008-52 B, 4.75%, 09/16/2032	1,981,611	2,087,437
2008-14 B, 4.75%, 10/16/2042	1,807,792	1,955,572
Pool 747075, 4.75%, 10/15/2045	2,891,247	3,188,282
2008-86 B, 4.81%, 11/16/2031	570,000	612,101
Pool 686520, 4.93%, 10/15/2051	2,813,435	3,113,822
2007-69 B, 4.96%, 06/16/2030	1,350,000	1,395,129
Pool 749164, 4.98%, 06/15/2052	7,917,900	8,488,173
2008-39 C, 5.02%, 03/16/2034 (b)	2,700,000	2,906,699
2007-75 B, 5.05%, 03/16/2036	883,935	912,607
2009-5 B, 5.07%, 08/16/2049 (b)	100,000	115,832
2006-32 A, 5.08%, 01/16/2030	145,320	146,730
Pool 712102, 5.15%, 11/15/2032	552,557	593,998
Pool 735994, 5.15%, 08/15/2051	2,740,157	3,037,598
2008-48 D, 5.24%, 10/16/2039 (b)	155,324	167,420
Pool 734980, 5.25%, 11/15/2051	1,153,000	1,286,418
Pool 699580, 5.25%, 03/15/2052	6,200,000	6,665,083
Pool 668966, 5.45%, 04/15/2044	1,472,395	1,594,924
Pool 640434, 5.46%, 03/15/2043	816,504	864,365
Pool 461918, 5.52%, 12/15/2037	4,140,192	4,233,082
2008-59 B, 5.55%, 10/16/2026 (b)	842,695	868,051
Pool 715995, 5.63%, 10/15/2051	3,715,906	4,160,099
Pool 664652, 5.65%, 06/15/2042	2,329,244	2,442,722
Pool 650307, 5.75%, 03/15/2043	1,751,448	1,854,238
Pool 653889, 5.88%, 01/15/2043	181,390	192,045
Pool 637911, 6.00%, 07/15/2035	419,476	431,614
Pool 653914, 6.10%, 06/15/2043	1,874,955	1,985,100
Pool 667881, 6.14%, 02/15/2043	482,519	510,869
Pool 636413, 6.25%, 04/15/2036	722,944	751,074
Pool 669506, 6.27%, 03/15/2049	1,612,550	1,733,003
Pool 643896, 6.50%, 06/15/2049	1,328,158	1,419,314
Pool 645785, 6.75%, 02/15/2048	1,908,984	2,040,074
		229,444,103

GNMA Single Family - 13.07%
Pool 778657, 3.50%, 12/15/2041	1,837,094	1,929,023
Pool 778762, 3.50%, 01/15/2042	3,750,288	3,937,368
Pool 778846, 3.50%, 02/15/2042	4,166,066	4,374,538
Pool 779912, 3.50%, 11/15/2041	1,168,512	1,226,802
Pool 737576, 4.00%, 11/15/2040	994,789	1,072,858
Pool 737712, 4.00%, 12/15/2040	3,014,755	3,251,347
Pool 737837, 4.00%, 01/15/2041	2,824,669	3,046,344
Pool 759104, 4.00%, 01/15/2041	1,317,709	1,425,239
Pool 759191, 4.00%, 02/15/2041	997,623	1,077,005
Pool G2 757173, 4.00%, 12/20/2040	1,113,278	1,202,108
Pool G2 759301, 4.00%, 02/20/2041	1,737,373	1,876,001
Pool G2 759436, 4.00%, 01/20/2041	2,302,005	2,482,207
Pool G2 759466, 4.00%, 01/20/2041	2,128,925	2,295,792

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments February 29, 2012

	Principal
	Amount	Value
Pool 738629, 4.00%, 08/15/2041	$4,098,130	$4,419,743
Pool 738630, 4.00%, 08/15/2041	2,491,558	2,687,091
Pool 738735, 4.00%, 09/15/2041	4,906,446	5,291,495
Pool 738954, 4.00%, 11/15/2041	1,211,998	1,310,901
Pool 770515, 4.00%, 08/15/2041	3,008,760	3,244,881
Pool 778766, 4.00%, 01/15/2042	2,038,385	2,200,583
Pool 778847, 4.00%, 02/15/2042	1,249,140	1,347,170
Pool G2 763042, 4.00%, 04/20/2041	1,206,616	1,301,191
Pool 646730, 4.50%, 03/15/2039	185,279	202,679
Pool 716818, 4.50%, 04/15/2039	499,291	546,337
Pool 646771, 4.50%, 04/15/2039	956,147	1,045,044
Pool 650967, 4.50%, 05/15/2039	402,332	439,739
Pool 717198, 4.50%, 06/15/2039	1,060,001	1,158,554
Pool 720050, 4.50%, 06/15/2039	419,225	458,202
Pool 714559, 4.50%, 06/15/2039	893,270	980,509
Pool 720208, 4.50%, 07/15/2039	1,172,019	1,287,213
Pool 714594, 4.50%, 07/15/2039	370,983	405,938
Pool 720287, 4.50%, 08/15/2039	528,445	577,577
Pool 726289, 4.50%, 09/15/2039	1,477,066	1,614,396
Pool 726402, 4.50%, 10/15/2039	609,203	666,415
Pool 728954, 4.50%, 12/15/2039	848,257	927,123
Pool 729017, 4.50%, 01/15/2040	1,396,125	1,522,875
Pool 736579, 4.50%, 02/15/2040	634,786	692,416
Pool 737051, 4.50%, 03/15/2040	1,051,887	1,154,616
Pool 737222, 4.50%, 05/15/2040	996,126	1,093,410
Pool 658387, 4.50%, 06/15/2040	1,642,518	1,791,637
Pool 698160, 4.50%, 07/15/2040	1,281,068	1,397,372
Pool 721694, 4.50%, 08/15/2040	1,432,433	1,562,480
Pool 748456, 4.50%, 08/15/2040	1,129,768	1,240,103
Pool 738152, 4.50%, 04/15/2041	1,653,701	1,803,835
Pool 762882, 4.50%, 04/15/2041	1,227,294	1,347,154
Pool 738267, 4.50%, 05/15/2041	1,006,730	1,098,128
Pool 763543, 4.50%, 05/15/2041	1,183,398	1,290,835
Pool 738397, 4.50%, 06/15/2041	2,990,946	3,262,485
Pool 770396, 4.50%, 06/15/2041	1,058,229	1,154,303
Pool G2 783417, 4.50%, 08/20/2041	27,870,640	30,416,522
Pool 411105, 5.00%, 01/15/2039	454,657	503,820
Pool 439079, 5.00%, 02/15/2039	403,646	448,554
Pool 646728, 5.00%, 03/15/2039	641,225	708,758
Pool 646750, 5.00%, 04/15/2039	718,510	796,203
Pool 646777, 5.00%, 05/15/2039	866,337	962,207
Pool 658393, 5.00%, 06/15/2040	1,151,226	1,272,472
Pool 688624, 5.00%, 05/15/2038	529,953	589,079
Pool 716819, 5.00%, 04/15/2039	305,283	338,294
Pool 720052, 5.00%, 06/15/2039	74,663	82,737
Pool 720288, 5.00%, 08/15/2039	968,236	1,075,958
Pool 722944, 5.00%, 08/15/2039	736,492	818,431
Pool 723006, 5.00%, 10/15/2039	738,821	821,019
Pool 726290, 5.00%, 09/15/2039	1,517,704	1,686,557
Pool 726403, 5.00%, 10/15/2039	1,030,389	1,141,806
Pool 737055, 5.00%, 03/15/2040	1,083,433	1,197,538
Pool G2 783418, 5.00%, 06/20/2040	13,034,113	14,368,568
Pool 411116, 5.50%, 01/15/2039	653,652	730,093
Pool 684677, 5.50%, 03/15/2038	1,064,003	1,185,606
Pool 684802, 5.50%, 04/15/2038	576,686	644,937
Pool 688625, 5.50%, 05/15/2038	436,561	488,774
Pool 690974, 5.50%, 06/15/2038	416,019	464,475
Pool 693574, 5.50%, 07/15/2038	629,327	701,251
Pool 705998, 5.50%, 01/15/2039	258,640	288,139
Pool G2 409120, 5.50%, 07/20/2038	1,277,879	1,420,332
Pool G2 688636, 5.50%, 05/20/2038	965,911	1,068,750
Pool G2 690973, 5.50%, 06/20/2038	753,584	833,817
Pool G2 700671, 5.50%, 10/20/2038	1,030,651	1,140,382
Pool 688626, 6.00%, 05/15/2038	610,401	686,583
Pool 688629, 6.00%, 05/15/2038	112,930	127,005
Pool 696513, 6.00%, 08/15/2038	760,799	857,654
Pool G2 684988, 6.00%, 03/20/2038	384,201	431,743
Pool G2 688637, 6.00%, 05/20/2038	375,164	420,650
Pool G2 693900, 6.00%, 07/20/2038	305,749	342,818
Pool G2 696843, 6.00%, 08/20/2038	491,123	554,657

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments February 29, 2012

	Principal
	Amount	Value
Pool 699255, 6.00%, 09/15/2038	$1,463,814	$1,650,166
Pool 705999, 6.00%, 01/15/2039	567,607	641,641
Pool G2 698997, 6.00%, 09/20/2038	1,121,126	1,257,053
Pool G2 706407, 6.00%, 01/20/2039	490,897	552,869
Pool 582048, 6.50%, 01/15/2032	38,190	44,554
Pool G2 696844, 6.50%, 08/20/2038	334,236	383,820
Pool G2 698998, 6.50%, 09/20/2038	317,792	364,539
Pool G2 706408, 6.50%, 01/20/2039	608,660	697,053
Pool G2 530199, 7.00%, 03/20/2031	60,069	71,261
		157,000,207

HUD - 0.56%
2011-A, 2.05%, 08/01/2019	2,000,000	2,000,550
0614, 5.51%, 08/01/2020	1,000,000	1,171,820
0620, 5.77%, 08/01/2026	3,000,000	3,539,535
		6,711,905

Small Business Administration - 2.44%
Pool 4817425002, 0.00%, 08/31/2021	402,239	408,957
Pool 4676035009, 0.00%, 12/15/2021	376,498	417,067
Pool 507253, 0.58%, 05/25/2030 (b)	133,523	132,964
Pool 507766, 0.58%, 07/25/2031 (b)	143,738	143,502
Pool 508901, 0.60%, 07/25/2020 (b)	679,464	678,738
Pool 508206, 0.60%, 09/25/2032 (b)	125,665	125,568
Pool 508298, 0.60%, 01/25/2033 (b)	479,047	478,677
Pool 508506, 0.63%, 06/25/2033 (b)	1,173,008	1,173,323
Pool 508716, 0.82%, 06/25/2034 (b)	1,958,894	1,975,669
Pool 508890, 0.90%, 06/25/2020 (b)	2,196,582	2,210,793
Pool 3169855009, 1.13%, 07/15/2031 (b)	109,166	110,862
Pool 3766345007, 1.25%, 09/17/2030 (b)	304,492	310,648
Pool 3954135000, 1.25%, 03/24/2017 (b)	70,203	70,632
Pool 4181175003, 1.25%, 08/26/2020 (b)	114,481	116,264
Pool 4253715010, 1.25%, 10/08/2035 (b)	305,650	312,181
Pool 4320355010, 1.25%, 01/24/2021 (b)	296,079	300,634
Pool 4334715001, 1.25%, 01/05/2020 (b)	40,092	40,714
Pool 4394265010, 1.25%, 03/04/2021 (b)	944,238	960,027
Pool 4422435000, 1.25%, 01/07/2036	904,043	926,205
Pool 4447885002, 1.25%, 02/15/2021 (b)	519,282	527,550
Pool 4488215007, 1.25%, 01/21/2036 (b)	513,643	526,234
Pool 4503205003, 1.25%, 01/18/2036 (b)	338,859	347,166
Pool 508969, 1.25%, 09/25/2035 (b)	2,928,578	3,023,940
Pool 508994, 1.25%, 01/25/2036 (b)	3,377,616	3,488,132
Pool 509084, 1.25%, 07/25/2036 (b)	4,118,028	4,253,711
Pool 509133, 1.25%, 09/25/2036 (b)	4,015,668	4,148,278
Pool 3153295002, 2.13%, 07/24/2029 (b)	606,695	615,543
Pool 3046316007, 2.13%, 12/03/2032 (b)	269,095	273,858
Pool 3887475007, 2.18%, 03/08/2020 (b)	164,826	180,646
Pool 2604556010, 3.58%, 02/15/2017 (b)	156,042	163,604
Pool 3111236004, 4.38%, 01/31/2015 (b)	31,981	32,707
Pool 3901715004, 5.09%, 02/16/2015 (b)	6,039	6,352
Pool 7530434005, 5.27%, 06/29/2024 (b)	91,362	96,339
Pool 3829225004, 6.08%, 02/11/2020 (b)	686,194	727,823
		29,305,308

Small Business Administration Participation Certificate - 0.02%
2008-20E, 5.49%, 05/01/2028	171,605	191,299
TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost $953,048,625)		988,121,443

MUNICIPAL BONDS - 16.38%
Arkansas - 0.06%
Jonesboro Arkansas
3.00%, 10/01/2017	500,000	511,240
3.85%, 10/01/2019	225,000	231,892
		743,132

California - 0.47%
California Statewide Communities Development Authority
5.30%, 04/01/2016	1,285,000	1,341,489

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments February 29, 2012

	Principal
	Amount	Value
Los Angeles Community Development & Redevelopment Agency
5.83%, 12/01/2017	$700,000	$736,211
6.25%, 09/01/2017	250,000	290,175
Los Angeles Multi-Family Housing Authority
6.65%, 07/20/2015	485,000	495,791
Napa Community Redevelopment Agency
5.60%, 09/01/2018	500,000	507,545
Sacramento County Housing Authority
7.65%, 09/01/2015	435,000	436,079
Tuolumne Wind Project Authority
6.92%, 01/01/2034	1,600,000	1,870,928
		5,678,218

Colorado - 0.05%
Colorado Housing & Finance Authority
5.22%, 05/01/2036	596,174	597,820

Connecticut - 0.06%
Connecticut Housing Finance Authority
5.83%, 11/15/2016	645,000	722,742

District of Columbia - 0.12%
District of Columbia
3.39%, 06/01/2014	1,350,000	1,361,948
District of Columbia Housing Finance Agency
7.00%, 05/20/2018	150,000	153,534
		1,515,482

Florida - 0.87%
County of Miami-Dade Florida
2.91%, 10/01/2013	5,000,000	5,106,600
Florida Housing Finance Corp.
4.75%, 07/01/2038 (c)	730,000	731,365
5.20%, 07/01/2028 (c)	1,575,000	1,651,781
6.85%, 04/01/2021	355,000	355,170
Hillsborough County Housing Finance Authority
0.19%, 11/15/2031 (b) (c)	1,530,000	1,530,000
Miami Dade County Housing Finance Authority
4.00%, 06/01/2016	710,000	726,614
Palm Beach County Housing Finance Authority
4.50%, 12/01/2015	230,000	234,280
		10,335,810

Idaho - 0.04%
Idaho Housing & Finance Association
6.00%, 07/01/2035	190,000	201,810
6.45%, 07/01/2035	165,000	177,791
		379,601

Illinois - 0.25%
Illinois Housing Development Authority
0.13%, 08/01/2034 (b) (c)	3,000,000	3,000,000

Indiana - 0.45%
Gary Community School Building Corp.
7.50%, 02/01/2029	250,000	282,305
Indiana Housing & Community Development Authority
5.51%, 01/01/2039	2,740,000	2,808,390
5.69%, 07/01/2037	705,000	712,269
5.90%, 01/01/2037	1,330,000	1,346,891
Tippecanoe Valley School Building Corp.
5.35%, 01/15/2026	350,000	396,337
		5,546,192

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments February 29, 2012

	Principal
	Amount	Value
Kentucky - 0.59%
Kentucky Housing Corp.
0.65%, 07/01/2037 (b)	$850,000	$850,000
4.78%, 01/01/2015	500,000	543,695
5.17%, 01/01/2013	660,000	679,543
5.17%, 07/01/2013	990,000	1,033,162
5.75%, 07/01/2037	2,420,000	2,422,105
5.77%, 07/01/2037	1,110,000	1,112,176
6.06%, 07/01/2036	340,000	352,685
		6,993,366

Louisiana - 0.03%
Louisiana Housing Finance Agency
5.60%, 12/01/2029	325,000	332,043

Maine - 0.03%
Maine Health & Higher Educational Facilities Authority
2.30%, 07/01/2015	310,000	313,072

Maryland - 0.29%
County of Montgomery Maryland
4.00%, 05/01/2016	1,175,000	1,308,304
Maryland Community Development Administration
6.07%, 09/01/2037	2,035,000	2,103,946
		3,412,250

Massachusetts - 0.84%
Massachusetts Development Finance Agency
4.32%, 04/01/2018	740,000	802,434
Massachusetts Housing Finance Agency
5.21%, 12/01/2016	2,160,000	2,214,389
5.54%, 12/01/2025	2,495,000	2,548,967
5.55%, 06/01/2025	940,000	980,006
5.84%, 12/01/2036	1,000,000	1,104,820
5.96%, 06/01/2017	1,125,000	1,192,106
6.50%, 12/01/2039	1,220,000	1,293,188
		10,135,910

Minnesota - 0.12%
Minnesota State Housing Finance Agency
5.76%, 01/01/2037	265,000	265,236
5.85%, 07/01/2036	235,000	237,731
6.30%, 07/01/2023	915,000	967,567
		1,470,534

Missouri - 0.11%
Missouri State Housing Development Commission
4.15%, 09/25/2025	131,715	133,480
5.72%, 09/01/2025	735,000	744,540
5.82%, 03/01/2037	160,000	163,206
6.00%, 03/01/2025	385,000	392,681
		1,433,907

Nevada - 0.32%
Nevada Housing Division
0.16%, 04/15/2038 (b) (c)	3,700,000	3,700,000
0.28%, 10/15/2032 (b)	100,000	100,000
5.11%, 04/01/2017	20,000	20,476
		3,820,476

New Hampshire - 0.03%
New Hampshire Housing Finance Authority
5.70%, 01/01/2035	310,000	333,820

New Jersey - 0.34%
City of Elizabeth
7.18%, 08/01/2013	125,000	126,202

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments February 29, 2012

	Principal
	Amount	Value
New Jersey Housing & Mortgage Finance Agency
5.27%, 10/01/2032	$365,000	$369,708
5.93%, 11/01/2028	1,625,000	1,724,791
6.13%, 11/01/2037	1,865,000	1,974,158
		4,194,859

New Mexico - 0.15%
New Mexico Mortgage Finance Authority
4.90%, 07/01/2012	150,000	151,291
5.00%, 01/01/2013	155,000	156,364
5.00%, 07/01/2013	155,000	156,364
5.42%, 01/01/2016	185,000	199,312
5.68%, 09/01/2013	165,000	175,017
6.15%, 01/01/2038	1,000,000	1,022,450
		1,860,798

New York - 3.46%
Housing Finance Agency
1.71%, 08/01/2015	1,630,000	1,636,341
1.91%, 02/01/2016	1,655,000	1,664,202
2.11%, 08/01/2016	1,665,000	1,680,718
2.31%, 02/01/2017	1,685,000	1,705,068
2.51%, 08/01/2017	1,710,000	1,732,350
2.71%, 02/01/2018	1,730,000	1,757,421
2.91%, 08/01/2018	1,750,000	1,779,838
3.11%, 02/01/2019	1,775,000	1,808,423
3.26%, 08/01/2019	1,805,000	1,841,118
3.43%, 02/01/2020	1,830,000	1,868,650
3.58%, 08/01/2020	640,000	654,202
4.90%, 08/15/2025 (c)	1,000,000	1,024,910
5.05%, 08/15/2039 (c)	1,430,000	1,448,032
New York City Housing Development Corp.
0.81%, 05/01/2013	1,600,000	1,602,944
2.30%, 05/01/2016	2,130,000	2,191,025
2.50%, 11/01/2016	2,160,000	2,228,969
2.79%, 05/01/2017	2,195,000	2,278,410
3.67%, 11/01/2015	805,000	852,028
4.97%, 05/01/2019	1,995,000	2,205,453
5.63%, 11/01/2024	7,500,000	8,163,525
Rochester Housing Authority
4.70%, 12/20/2038 (c)	1,000,000	1,008,210
Schenectady Metroplex Development Authority
5.30%, 08/01/2028	500,000	517,775
		41,649,612

North Dakota - 0.04%
North Dakota Public Finance Authority
6.60%, 06/01/2025	405,000	437,566

Ohio - 0.15%
Ohio Housing Finance Agency
5.47%, 09/01/2025	1,500,000	1,568,010
State of Ohio
7.75%, 12/01/2015	250,000	259,483
		1,827,493

Oklahoma - 0.09%
Oklahoma Housing Finance Agency
5.58%, 09/01/2026	365,000	375,662
5.65%, 09/01/2026	680,000	726,056
		1,101,718

Oregon - 0.05%
City of Portland
4.62%, 06/15/2018	325,000	333,999
6.03%, 06/15/2018	250,000	289,515
		623,514

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments February 29, 2012

	Principal
	Amount	Value
Pennsylvania - 0.68%
Commonwealth Financing Authority
4.97%, 06/01/2016	$305,000	$322,373
5.02%, 06/01/2016	5,310,000	5,973,909
5.13%, 06/01/2012	735,000	741,997
Pennsylvania Housing Finance Agency
5.72%, 10/01/2037	470,000	493,838
5.84%, 04/01/2037	585,000	598,174
		8,130,291

Rhode Island - 0.05%
Rhode Island Housing & Mortgage Finance Corp.
5.29%, 10/01/2018	575,000	605,889

South Carolina - 0.06%
South Carolina State Housing Finance & Development Authority
5.15%, 07/01/2037 (c)	680,000	713,102

Texas - 0.76%
Texas Department of Housing & Community Affairs
0.20%, 09/01/2036 (b)	3,855,000	3,855,000
0.17%, 07/15/2040 (b) (c)	3,935,000	3,935,000
5.00%, 07/01/2034 (c)	1,295,000	1,300,089
		9,090,089

Utah - 1.92%
Salt Lake City Utah
0.15%, 12/01/2021 (b)	100,000	100,000
Utah Housing Corp.
0.16%, 07/01/2039 (b) (c)	12,950,000	12,950,000
1.56%, 07/01/2020	2,625,000	2,641,590
5.11%, 07/01/2017	210,000	210,706
5.25%, 07/01/2035	750,000	764,708
5.26%, 07/20/2018	145,000	151,548
5.84%, 07/01/2034	5,000	5,151
5.88%, 07/01/2034	1,300,000	1,326,117
5.92%, 07/01/2034	1,130,000	1,142,148
6.01%, 07/01/2034	135,000	139,822
6.10%, 07/20/2028	1,215,000	1,298,592
6.12%, 01/01/2035	795,000	814,875
6.25%, 07/20/2018	450,000	456,043
West Jordan Redevelopment Agency
5.38%, 06/01/2018	530,000	595,762
West Valley City Redevelopment Agency
4.10%, 05/01/2023	100,000	112,373
4.40%, 05/01/2026	200,000	227,842
		22,937,277

Virginia - 2.14%
Virginia Housing Development Authority
2.77%, 03/01/2018	2,000,000	2,039,800
4.68%, 08/01/2014	5,000,000	5,381,800
4.84%, 12/01/2013	295,000	310,225
5.50%, 12/01/2020	500,000	525,355
5.50%, 06/25/2034	3,902,936	4,132,843
5.50%, 03/25/2036	3,298,734	3,460,062
5.70%, 11/01/2022	1,250,000	1,402,588
5.97%, 11/01/2024	1,405,000	1,577,183
6.25%, 11/01/2029	4,365,000	4,794,865
6.32%, 08/01/2019	1,755,000	2,038,520
		25,663,241

Washington - 0.53%
King County Housing Authority
6.38%, 12/31/2046	5,295,000	5,594,220

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments February 29, 2012

	Principal
	Amount	Value
Tacoma Housing Authority
5.05%, 11/20/2037	$750,000	$753,907
		6,348,127

West Virginia - 1.17%
West Virginia Housing Development Fund
0.99%, 11/01/2012	1,000,000	999,450
1.10%, 05/01/2013	1,240,000	1,240,211
2.71%, 11/01/2017	1,520,000	1,559,383
2.81%, 05/01/2018	1,900,000	1,956,601
2.91%, 11/01/2018	1,500,000	1,547,985
3.12%, 05/01/2019	2,015,000	2,085,223
3.22%, 11/01/2019	2,415,000	2,504,283
3.32%, 05/01/2020	1,510,000	1,566,685
3.42%, 11/01/2020	740,000	769,200
		14,229,021

Wisconsin - 0.06%
Wisconsin Housing & Economic Development Authority
5.53%, 03/01/2038	665,000	665,499

TOTAL MUNICIPAL BONDS (Cost $189,719,908)		196,842,471

MISCELLANEOUS INVESTMENTS - 0.41%
Community Reinvestment Revenue Note - A3, 4.68%, 08/01/2035 (a) (d)	345,000	321,851
Community Reinvestment Revenue Note - A3, 5.90%, 06/01/2031 (d)	84,362	84,866
CRF Affordable Housing, 5.50%, 04/25/2035 (b) (d)	4,405,331	4,571,504
		4,978,221
TOTAL MISCELLANEOUS INVESTMENTS (Cost $4,903,296)		4,978,221

CERTIFICATES OF DEPOSIT - 0.13%
Self Help Federal Credit Union
0.75%, 05/23/2012	250,000	250,000
0.75%, 05/30/2012	250,000	250,000
Urban
0.20%, 06/07/2012	750,000	750,000
0.35%, 06/07/2012	250,000	250,000
TOTAL CERTIFICATES OF DEPOSIT (Cost $1,500,000)		1,500,000

SHORT-TERM INVESTMENT - 2.02%
Money Market Fund - 2.02%
Dreyfus Treasury Prime Cash Management, 0.00% (e)	24,233,452	24,233,452
TOTAL SHORT-TERM INVESTMENT (Cost $24,233,452)		24,233,452

Total Investments (Cost $1,179,534,282) - 101.74%		1,222,538,554
Liabilities in Excess of Other Assets, Net - (1.74)%		(20,921,424)
NET ASSETS - 100.00%		$1,201,617,130

Footnotes
The following information for the Fund is presented on an income tax basis as of February 29, 2012:
Cost of Investments		$1,179,534,282
Gross Unrealized Appreciation		44,296,439
Gross Unrealized Depreciation		(1,292,167)
Net Unrealized Appreciation		$43,004,272

(a)
Securities for which market quotations are not readily available are valued at fair value as determined by the Advisor in accordance with procedures adopted by the Board of trustees.  The total fair value of such securities at February 29, 2012 is $28,532,786, which represents 2.37% of total net assets.

(b)	Variable rate security, the coupon rate shown is the effective rate as of February 29, 2012.
(c)	Security is subject to Alternative Minimum Tax.

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments February 29, 2012

(d)
Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold to qualified institutional buyers in transactions exempt from registration. At February 29, 2012, these securities amounted to $4,978,221, which represents 0.41% of total net assets.

(e)	The rate shown is the 7-day effective yield as of February 29, 2012.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the most recent semi-annual or annual financial statements.

FGLMC — Federal Housing Loan Mortgage Corporation Gold 30-Year Fixed
FHA — Federal Housing Administration
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
GNMA — Government National Mortgage Association HUD — Housing and Urban Development TBA — To Be Announced

The table below sets forth information about the level within the fair value hierarchy at which the Fund’s investments were measured at February 29, 2012:

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$6,862,967	$—	$6,862,967
U.S. Government & Agency Obligations	—	959,910,508	28,210,935	988,121,443
Municipal Bonds	—	196,842,471	—	196,842,471
Miscellaneous Investments	—	4,656,370	321,851	4,978,221
Short-Term Investment	24,233,452	—	—	24,233,452
Certificates of Deposit	—	1,500,000	—	1,500,000
Total Investments in Securities	$24,233,452	$1,169,772,316	$28,532,786	$1,222,538,554

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining value:

Investment in U.S. Government & Agency Obligations and Miscellaneous Investments
Beginning balance as of June 1, 2011	$42,377,825
Accrued discounts/premiums	(4,525)
Realized gain/(loss)	(6,461)
Change in unrealized appreciation/(depreciation)	(5,772)
Purchases	—
Sales	(15,973,845)
Transfers into Level 3	2,145,564
Transfers out of Level 3	—
Ending balance as of February 29, 2012	$28,532,786
Change in unrealized gains (losses) included in earnings related to securities still held at reporting date	$(65,635)

For the period ended February 29, 2012, there were no transfers between Level 1 and Level 2 assets and liabilities. For the period ended February 29, 2012, the transfers into Level 3 were due to the changes in the availability of observable inputs used to determine fair value.

Item 2.	Controls and Procedures.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) were effective, as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Community Reinvestment Act Qualified Investment Fund

By (Signature and Title)	/s/ David K. Downes
David K. Downes
President/Principal Executive Officer
Date: April 24, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ David K. Downes
David K. Downes
President/Principal Executive Officer
Date: April 24, 2012

By (Signature and Title)	/s/ Joseph H. Hastings
Joseph H. Hastings
Treasurer/Principal Financial Officer
Date: April 24, 2012